THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
      Investment in BBH Broad Market Fixed Income Portfolio
        (the "Portfolio"), at value .............................   $56,048,992
      Receivables for:
         Capital stock sold .....................................       888,290
         Due from administrator .................................        34,759
                                                                    -----------
             Total Assets .......................................    56,972,041
                                                                    -----------
NET ASSETS ......................................................   $56,972,041
                                                                    ===========

Net Assets Consist of:
      Paid-in capital ...........................................   $55,586,296
      Accumulated net realized gain on investments,
        futures contracts and swap agreements ...................       525,558
      Net unrealized appreciation on investments, futures
        contracts and swap agreements ...........................       860,187
                                                                    -----------
Net Assets ......................................................   $56,972,041
                                                                    ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($56,972,041 / 5,459,728 shares) ..........................        $10.43
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                      For the period from December 22, 2000
                (Commencement of Operations) to October 31, 2001

NET INVESTMENT INCOME:
      Net investment Income Allocated from Portfolio:
         Interest and other income ............................   $   932,241
         Expenses .............................................       (68,899)
                                                                  -----------
             Net Investment Income Allocated from Portfolio ...       863,342
                                                                  -----------
      Fund Expenses:
         Administrative fee ...................................        12,610
         Expense payment fee ..................................        10,608
                                                                  -----------
             Total Expenses ...................................        23,218
                                                                  -----------
      Net Investment Income ...................................       840,124
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ALLOCATED FROM PORTFOLIO:
      Net realized gain on  investments,  futures  contracts
        and swap agreements ...................................       513,589
      Net change in  unrealized  appreciation  on  investments,
        futures contacts and swap agreements ..................       860,187
                                                                  -----------
             Net Realized and Unrealized Gain Allocated from
               Portfolio ......................................     1,373,776
                                                                  -----------
      Net Increase in Net Assets Resulting from Operations ....   $ 2,213,900
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             For the period from
                                                              December 22, 2000
                                                               (Commencement of
                                                                Operations) to
                                                               October 31, 2001
                                                             -------------------

INCREASE IN NET ASSETS:
    Operations:
       Net investment income .................................   $    840,124
       Net realized gain on investments, futures contracts
         and swap agreements .................................        513,589
       Net change in unrealized appreciation on investments,
         futures contracts and swap agreements ...............        860,187
                                                                 ------------
           Net increase in net assets resulting
             from operations .................................      2,213,900
                                                                 ------------
    Dividends and distributions declared:
       From net investment income ............................       (840,124)
       In excess of net investment income ....................       (135,884)
                                                                 ------------
           Total dividends and distributions declared ........       (976,008)
                                                                 ------------
    Capital transactions:
       Net proceeds from sales of capital stock ..............     59,464,083
       Net asset value of capital stock issued to shareholders
         in reinvestment of dividends and distributions ......        120,648
       Net cost of capital stock redeemed ....................     (3,850,582)
                                                                 ------------
           Net increase in net assets resulting from
             capital transactions ............................     55,734,149
                                                                 ------------
           Total increase in net assets ......................     56,972,041
NET ASSETS:
    Beginning of period ......................................             --
                                                                 ------------
    End of period ............................................   $ 56,972,041
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS

                                                             For the period from
                                                              December 22, 2000
                                                              (Commencement of
                                                               Operations) to
                                                              October 31, 2001
                                                             -------------------

Net asset value, beginning of period ......................        $10.00
Income from investment operations:
  Net investment income ...................................          0.43
  Net realized and unrealized gain allocated from Portfolio          0.46

Less dividends and distributions:
  From net investment income ..............................         (0.43)
  In excess of net investment income ......................         (0.03)
                                                                   ------
Net asset value, end of period ............................        $10.43
                                                                   ======
Total return ..............................................          9.01%
Ratios/Supplemental data:

  Net assets, end of period (000's omitted) ...............       $56,972
  Expenses as a percentage of average net assets(1, 2) ....          0.55%
  Ratio of net investment income to average net assets(1)..          4.99%
  Portfolio turnover rate(3) ..............................           413%

----------
1     Annualized.
2 Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
        Ratio of expenses to average net assets .............       0.74%(1)
3 The Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000.

      The Fund invests all of its investable assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 20% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not consititute a return of capital. Permanent differences are reclassified in the statement of assets and liabilities based upon their tax reclassification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the period ended October 31, 2001, the Fund incurred $12,610 for administrative services.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

      Shareholder Servicing/Eligible Institution Fees. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

      Accounting Fees. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of the Fund's average daily net assets. For the period ended October 31, 2001, 59 Wall Street Administrators, Inc. incurred $124,246 in expenses, including shareholder servicing/eligible institution fees of $8,406 and accounting fees of $8,000, on behalf of the Fund.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                                   For the period from
                                                                                    December 22, 2000
                                                                                    (Commencement of
                                                                                     Operations) to
                                                                                    October 31, 2001
                                                                                   ------------------
      Capital stock sold .......................................................       5,824,771
      Capital stock issued in connection with reinvestment of dividends ........          11,793
      Capital stock redeemed ...................................................        (376,836)
                                                                                       ---------
      Net increase .............................................................       5,459,728
                                                                                       =========

      5. Federal Income Tax Status. At October 31, 2001, the fund, for federal income tax purposes, had a capital loss carryforward of $115,464, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2009.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders

The 59 Wall Street Broad Market Fixed Income Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Broad Market Fixed Income Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 22, 2000 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The 59 Wall Street Broad Market Fixed Income Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the period from December 22, 2000 (commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
             ASSET BACKED SECURITIES (24.0%)
$   158,000   Advanta Mortgage Loan Trust(1) ...........................   03/25/15    7.610%   $    166,151
     89,000   American Express Credit Corp. ............................   11/15/06    5.600          93,709
  3,157,000   Americredit Automobile Receivables Trust .................   02/05/05    7.050       3,301,897
  4,000,000   California Infrastructure ................................   09/25/05    6.280       4,169,055
  1,535,000   California Infrastructure ................................   09/25/08    6.310       1,651,445
  5,000,000   Capital One Auto Finance Trust ...........................   09/15/05    4.830       5,148,256
  7,165,000   Capital One Master Trust .................................   01/15/07    5.430       7,488,723
  5,000,000   Chase Credit Card Master Trust ...........................   11/17/08    5.500       5,253,064
    700,000   Chase Manhattan Bank-First Union National
                Bank ...................................................   08/15/31    7.439         780,655
    534,000   Citibank Credit Card Master Trust ........................   08/15/06       --         481,028
  1,445,000   Connecticut RRB Special Purpose Trust ....................   03/30/09    5.730       1,534,193
    205,000   CSXT Trade Receivables Master Trust ......................   06/25/03    6.000         214,390
    361,000   Daimler Chrysler Auto Trust ..............................   06/06/05    4.850         372,628
  1,000,000   Detroit Edison Securitization Funding LLC ................   03/01/13    6.190       1,079,114
    500,000   Discover Card Master Trust ...............................   08/18/08    6.050         533,696
  2,029,000   Discover Card Master Trust ...............................   07/15/07    6.850       2,209,762
    270,000   Fleet Credit Card Master Trust ...........................   03/15/07    3.860         272,503
  2,150,000   Fleet Credit Card Master Trust ...........................   02/15/08    7.020       2,368,151
  1,800,000   Ford Credit Auto Owner Trust(1) ..........................   04/15/04    2.520       1,803,458
    186,399   General Electric Capital Management Services, Inc. .......   06/25/20    6.035         188,370
  4,000,000   General Motors Acceptance Corp. ..........................   07/15/05    7.500       4,207,524
  1,450,000   Honda Auto Receivables Owner Trust .......................   09/20/04    5.360       1,498,624
  4,000,000   Household Home Equity Loan Trust .........................   05/01/04    6.000       4,217,508
  4,532,000   MBNA Master Credit Card Trust ............................   02/15/12    7.000       5,090,550
  3,852,677   Morgan Stanley Capital I .................................   11/15/31    5.910       4,039,391
    200,000   Morgan Stanley Capital I .................................   12/15/31    6.710         215,747
    224,000   PP&L Transition Bond Co. LLC .............................   06/25/09    7.050         250,201
    500,000   Premier Auto Trust .......................................   03/08/04    6.430         519,270
  1,575,000   Public Service New Hampshire Funding LLC .................   05/01/15    6.480       1,714,353
  2,400,000   Standard Credit Card Trust ...............................   01/07/07    8.250       2,713,674
  3,875,000   West Penn Funding, LLC ...................................   12/25/08    6.980       4,334,409
                                                                                                -----------
                 Total Asset Backed Securites ..........................                          67,911,499
                                                                                                -----------
             COMMERCIAL MORTGAGE BACKED SECURITIES (0.6)
    451,000   Chase Funding Mortgage Loan ..............................   08/25/15    7.166         468,114
    431,000   Residential Asset Securities Corp.(1) ....................   10/25/25    7.735         450,328
    700,000   Salomon Brothers Mortgage Securities .....................   12/18/09    7.520         781,995
                                                                                                -----------
                 Total Collateralized Mortage Backed Securities ........                           1,700,437
                                                                                                -----------
             CORPORATE BONDS (57.3%)
    500,000   Abbey National, Plc. .....................................   10/26/29    7.950         586,926
    735,000   Abitibi-Consolidated, Inc. ...............................   08/01/05    8.300         793,922
  2,500,000   ABN Amro Bank (Chicago) ..................................   05/31/05    7.250       2,739,302
    155,000   Abraxas Petroleum Corp. ..................................   11/01/04   11.500         114,700
    102,000   Actuant Corp. ............................................   05/01/09   13.000         107,100
    102,000   Adelphia Communications ..................................   03/01/07    9.875          95,370
     12,000   Advanstar Communications, Inc. ...........................   02/15/11   12.000           7,335
     27,000   AES Drax Energy, Ltd. ....................................   08/30/10   11.500          24,165

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
            CORPORATE BONDS (CONTINUED)
$    36,000   AKI, Inc. ................................................   07/01/08   10.500%   $     34,020
    985,000   Alcoa, Inc. ..............................................   01/15/28    6.750       1,017,470
    153,000   Alliance Gaming Corp. ....................................   08/01/07   10.000         154,530
    102,000   Alliance Imaging .........................................   04/15/11   10.375         108,630
    200,000   Allied Waste North America ...............................   08/01/09   10.000         202,500
  2,340,000   Allstate Corp. ...........................................   05/01/05    7.875       2,578,703
    146,000   AMC Entertainment, Inc. ..................................   03/15/09    9.500         132,860
  1,000,000   Amerada Hess Corp. .......................................   10/01/29    7.875       1,088,417
  2,090,000   American Home Products Corp. .............................   03/15/11    6.700       2,242,509
    178,000   American Tower ...........................................   02/15/10    5.000         122,820
    500,000   Anheuser-Busch Co., Inc. .................................   01/15/31    6.800         545,625
  1,200,000   Apache Corp. .............................................   07/01/19    7.625       1,285,024
    675,000   Archer Daniels-Midland Co. ...............................   02/01/31    7.000         715,810
  1,500,000   Associates Corp. of North America ........................   08/01/03    6.875       1,594,216
  5,000,000   Associates Corp. of North America ........................   11/01/03    5.750       5,240,485
  1,500,000   AT&T Corp. ...............................................   03/15/09    6.000       1,458,513
    102,000   Aurora Foods, Inc. .......................................   02/15/07    9.875          92,310
  1,935,000   Avon Products, Inc. ......................................   11/15/09    7.150       2,129,199
    700,000   AXA Financial, Inc. ......................................   08/01/10    7.750         790,832
    475,000   Baker Hughes, Inc. .......................................   01/15/29    6.875         485,522
  4,280,000   Bank of America Corp. ....................................   10/15/06    4.750       4,279,097
  1,000,000   Bank of America Corp. ....................................   06/01/03    6.875       1,056,181
  2,000,000   Bank One Corp. ...........................................   02/17/04    5.630       2,085,042
  1,530,000   Bank One Corp. ...........................................   08/01/05    7.625       1,688,713
    102,000   Be Aerospace .............................................   11/01/08    9.500          81,090
    100,000   Be Aerospace Series B ....................................   05/01/11    8.875          75,000
  1,640,000   Bear Stearns Co., Inc. ...................................   02/01/05    7.625       1,770,336
    730,000   Bellsouth Capital Funding ................................   02/15/10    7.750         826,594
  4,350,000   Beneficial Corp. .........................................   02/18/13    6.250       4,506,343
  2,000,000   Boeing Capital Corp. .....................................   09/27/10    7.375       2,202,762
  2,170,000   Boston Scientific Corp. ..................................   03/15/05    6.625       2,235,532
     18,000   Buckeye Technologies, Inc. ...............................   12/15/05    8.500          16,920
    102,000   Buhrmann US, Inc. ........................................   11/01/09   12.250          92,820
    207,000   Building One Services Corp. ..............................   05/01/09   10.500         152,145
    485,000   Burlington Resources .....................................   03/01/29    7.375         507,746
    200,000   Calpine Canada Holdings, Ltd. ............................   05/01/08    8.500         200,246
    102,000   Canandaigua Wine .........................................   08/01/06    8.625         107,610
     51,000   Canwest Media, Inc.(3) ...................................   05/15/11   10.625          53,550
    555,000   Capital One Bank .........................................   07/30/04    6.500         566,063
    485,000   Caterpillar, Inc. ........................................   07/15/28    6.625         501,826
     25,000   CB Browning Ferris .......................................   09/15/35    7.400          20,665
    172,200   Charles River Labs, Inc. .................................   10/01/09   13.500         206,640
    200,000   Charter Communications Holdings LLC ......................   01/15/11       --         128,500
  3,210,000   CIT Group, Inc. ..........................................   02/07/06    6.500       3,390,925
  1,850,000   Citigroup, Inc. ..........................................   02/06/04    5.700       1,941,101
    850,000   Clear Channel Communications, Inc. .......................   11/01/06    6.000         853,418
    480,000   Coca-Cola Co. ............................................   09/15/28    6.750         497,883
  1,000,000   Commonwealth Edison Co. ..................................   10/15/05    6.400       1,055,367
    990,000   Computer Science Corp. ...................................   06/15/11    7.375       1,062,600
    500,000   Conoco, Inc. .............................................   04/15/29    6.950         503,704
    150,000   Conseco, Inc. ............................................   10/15/02    8.500         108,750

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
            CORPORATE BONDS (CONTINUED)
 $3,730,000   Countrywide Home Loans, Inc. .............................   06/15/04    5.250%   $  3,849,162
  3,690,000   Credit Suisse FB USA, Inc. ...............................   08/01/06    5.875       3,815,696
  3,940,000   DaimlerChrysler NA Holdings ..............................   05/15/06    6.400       3,949,720
    715,000   Deere & Co. ..............................................   05/15/10    7.850         815,820
    680,000   Dial Corp . ..............................................   08/15/06    7.000         695,295
     40,000   Dimon, Inc.(3) ...........................................   10/15/11    9.625          41,000
    670,000   DOW Chemical Co. .........................................   11/01/29    7.375         751,894
    102,000   Dyncorp, Inc. ............................................   03/01/07    9.500          99,960
  1,440,000   Eastman Kodak Co. ........................................   06/15/06    6.375       1,419,790
    104,000   Echostar Broadband Corp. .................................   10/01/07   10.375         108,680
    950,000   Electronic Data Systems ..................................   10/15/09    7.125       1,031,869
    102,000   Elizabeth Arden, Inc. ....................................   02/01/11   11.750          96,645
    100,000   Enron Corp. ..............................................   09/15/12    8.250          69,645
    102,000   Fairchild Corp. ..........................................   04/15/09   10.750          32,130
    102,000   Finlay Enterprises, Inc. .................................   05/01/08    9.000          86,700
  2,170,000   FleetBoston Financial Corp. ..............................   09/15/05    7.250       2,385,095
    150,000   Fleming Companies, Inc.(3) ...............................   07/31/07   10.625         151,125
  5,745,000   Ford Motor Credit Co. ....................................   02/01/06    6.875       5,880,697
  2,500,000   GAP, Inc. ................................................   05/01/03    5.625       2,528,725
  2,400,000   General Motors Acceptance Corp. ..........................   06/17/04    6.850       2,502,936
  1,119,000   Goldman Sachs Group, Inc. ................................   05/15/09    6.650       1,172,753
  2,000,000   Goldman Sachs Group, Inc. ................................   01/28/05    7.500       2,172,670
  1,093,000   GTE California, Inc. .....................................   01/15/09    5.500       1,086,388
    740,000   GTE Corp. ................................................   04/15/06    6.360         784,526
    153,000   HCA Healthcare ...........................................   02/01/11    7.875         164,475
  4,980,000   Hewlett-Packard Co. ......................................   06/15/05    7.150       5,356,787
  1,413,000   Honeywell International, Inc. ............................   10/03/05    6.875       1,516,368
    205,000   Household Finance Corp. ..................................   10/20/30    7.210         218,466
  4,120,000   Ingersoll-Rand Co. .......................................   05/15/06    6.250       4,294,803
     40,000   Insight Health Services Corp.(3) .........................   11/01/11    9.875          41,400
    500,000   International Business Machines ..........................   01/15/28    6.500         512,359
    112,000   Interpool, Inc. ..........................................   03/01/03    6.625         111,521
    200,000   IT Group, Inc. ...........................................   04/01/09   11.250         180,000
     55,000   James Cable Partners, LP .................................   08/15/04   10.750          44,000
    102,000   Jostens, Inc. ............................................   05/01/10   12.750         107,610
  1,200,000   JP Morgan & Co., Inc. ....................................   01/15/09    6.000       1,235,039
    102,000   Kansas Gas & Electric ....................................   03/29/16    8.290          89,151
  2,020,000   Key Bank NA ..............................................   02/01/11    7.000       2,161,024
  1,780,000   Keyspan Corp. ............................................   11/15/10    7.625       2,016,051
    102,000   Kmart Corp. ..............................................   02/01/06    9.375          90,968
    204,000   La Quinta ................................................   03/15/04    7.250         194,820
  1,550,000   Lasmo (USA), Inc. ........................................   06/30/06    7.500       1,731,891
    102,000   Lear Corp. ...............................................   05/15/09    8.110         103,309
  4,015,000   Lehman Brothers Holdings .................................   02/05/06    6.625       4,250,849
  2,058,000   Lowe's Co., Inc. .........................................   06/01/10    8.250       2,388,766
    510,000   May Department Stores Co. ................................   05/15/29    8.750         620,925
     76,000   Mediacom Broadband LLC(3) ................................   07/15/13   11.000          80,560
  3,000,000   Merrill Lynch & Co. ......................................   02/17/09    6.000       3,074,202
    102,000   Michael Foods, Inc. ......................................   04/01/11   11.750         108,120
    100,000   Mikohn Gaming(3) .........................................   08/15/08   11.875          95,000

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
             CORPORATE BONDS (CONTINUED)
 $2,830,000   Morgan Stanley Dean Witter ...............................   01/20/04    5.625%   $  2,948,257
    680,000   Murphy Oil Corp. .........................................   05/01/29    7.050         684,538
  2,270,000   National Rural Utilities .................................   05/15/06    6.000       2,404,280
    230,000   New World Restaurant Group, Inc.(3) ......................   06/15/03   14.000         219,650
    102,000   Nexstar Finance LLC/Inc. .................................   04/01/08   12.000          96,390
  4,000,000   Norfolk Southern Corp. ...................................   05/01/02    6.950       4,077,168
    115,000   Offshore Logistics, Inc. .................................   01/15/08    7.875         108,100
    200,000   Orion Power Holdings, Inc. ...............................   05/01/10   12.000         242,000
    102,000   Pantry, Inc. .............................................   10/15/07   10.250          93,840
    153,000   Park Place Entertainment .................................   09/15/08    8.875         151,470
  1,500,000   Peco Energy Transition Trust .............................   12/31/10    6.520       1,644,580
    120,000   Pegasus Media & Communications ...........................   07/01/05   12.500         105,000
     80,000   Pennzoil-Quaker State Co.(3) .............................   11/01/08   10.000          80,500
    520,000   Pepsi Bottling Group, Inc. ...............................   03/01/29    7.000         567,737
  1,500,000   Pepsico, Inc. ............................................   02/28/11    6.600       1,502,782
    102,000   PG&E National Energy Group ...............................   05/16/11   10.375         115,075
     50,000   Pilgrim's Pride Corp. ....................................   09/15/11    9.625          52,313
    281,000   Pinnacle Holdings ........................................   03/15/08       --         123,640
    153,000   Pride Petroleum Services, Inc. ...........................   05/01/07    9.375         160,650
    153,000   Quebecor Media, Inc. .....................................   07/15/11       --          87,210
  2,125,000   Qwest Communications International, Inc. .................   11/01/08    7.500       2,254,914
    102,000   Riverwood International Corp. ............................   04/01/08   10.875          98,430
    102,000   Salton, Inc. .............................................   04/15/08   12.250          86,445
    127,000   Samsonite, Corp. .........................................   06/15/08   10.750          86,995
    102,000   SBA Communications .......................................   02/01/09   10.250          81,600
    204,000   Sbarro, Inc. .............................................   09/15/09   11.000         167,280
  1,950,000   SBC Communications .......................................   03/15/11    6.250       2,051,063
    129,000   SC International Services, Inc. ..........................   09/01/07    9.250         100,620
  1,790,000   Sears Roebuk Acceptance ..................................   02/01/11    7.000       1,823,333
    153,000   Service Corp. International ..............................   06/01/06    7.200         144,203
  1,500,000   Sprint Capital Corp. .....................................   01/30/11    7.625       1,590,099
  1,850,000   SunTrust Bank ............................................   04/01/11    6.375       1,943,606
    102,000   Talton Holdings ..........................................   06/30/07   11.000          61,200
     25,000   Teekay Shipping Corp. ....................................   07/15/11    8.875          25,656
    430,000   Textron Financial Corp. ..................................   03/15/04    5.950         447,637
  1,242,000   Toyota Motor Credit Corp. ................................   12/15/08    5.500       1,267,095
    830,000   Toys "R" Us, Inc.(3) .....................................   08/01/11    7.625         830,124
    230,000   Tri-Union Development Corp.(3) ...........................   06/01/06   12.500         220,800
    690,000   Tyson Foods, Inc.(3) .....................................   10/01/04    6.625         713,304
    102,000   Unisys Corp. .............................................   06/01/06    8.125         102,000
    178,000   United Rentals, Inc. .....................................   01/15/09    9.250         166,430
    990,000   U.S. Bank of North America (Minnesota) ...................   04/01/06    6.875       1,065,679
  1,010,000   Virginia Electric & Power ................................   03/31/06    5.750       1,050,585
    102,000   Weight Watchers International, Inc. ......................   10/01/09   13.000         115,260
  1,780,000   Wells Fargo Bank NA ......................................   06/21/10    7.550       1,999,269
     50,000   William Carter Co.(3) ....................................   08/15/11   10.875          52,250
      8,000   WMX Technologies, Inc. ...................................   01/24/05    2.000           6,410
  2,250,000   Worldcom, Inc. ...........................................   05/15/06    8.000       2,435,681
                                                                                                ------------
                 Total Corporate Bonds .................................                         162,034,517
                                                                                                ------------

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
             GOVERNMENT AGENCY (20.3%)
$ 5,000,000   Federal Home Loan Bank ...................................   02/13/04    5.250%   $  5,243,080
  2,997,500   Federal Home Loan Mortage Corp. ..........................   08/15/24    6.500       3,137,543
    392,891   Federal Home Loan Mortage Corp.(1) .......................   08/15/08    9.000         396,524
  5,400,000   Federal Home Loan Mortage Corp. ..........................   07/31/31    6.500       5,650,236
    186,810   Federal National Mortgage Assoc. .........................   02/01/04    6.500         191,441
     81,801   Federal National Mortgage Assoc. .........................   06/01/06    8.500          86,539
      5,968   Federal National Mortgage Assoc. .........................   06/01/06    8.500           6,314
     69,810   Federal National Mortgage Assoc. .........................   09/01/12    9.500          76,835
     81,532   Federal National Mortgage Assoc. .........................   01/01/17    9.000          89,418
    400,000   Federal National Mortgage Assoc. .........................   10/25/19    7.500         414,339
     40,387   Federal National Mortgage Assoc. .........................   12/01/20    9.000          44,370
  2,000,000   Federal National Mortgage Assoc. .........................   03/16/27    7.000       2,083,750
  2,436,187   Federal National Mortgage Assoc. .........................   12/01/28    6.000       2,473,616
  1,750,018   Federal National Mortgage Assoc. .........................   04/01/29    6.000       1,774,937
 11,265,000   Federal National Mortgage Assoc. .........................   02/01/29    6.500      11,581,828
    503,290   Federal National Mortgage Assoc. .........................   11/01/30    7.500         527,321
    720,754   Federal National Mortgage Assoc. .........................   12/01/30    7.500         755,169
  1,211,719   Federal National Mortgage Assoc. .........................   12/01/30    7.500       1,269,577
  2,350,548   Federal National Mortgage Assoc. .........................   04/01/30    8.000       2,485,881
     60,424   Government National Mortgage Assoc. ......................   08/15/07    7.500          64,174
      3,981   Government National Mortgage Assoc. ......................   11/15/09   10.000           4,452
     19,919   Government National Mortgage Assoc. ......................   04/15/16   10.000          22,728
      5,319   Government National Mortgage Assoc. ......................   01/15/18   10.000           6,084
      5,999   Government National Mortgage Assoc. ......................   09/15/19    9.500           6,689
      8,809   Government National Mortgage Assoc. ......................   03/15/19   10.000          10,086
     76,408   Government National Mortgage Assoc. ......................   07/15/19   10.000          87,489
     42,806   Government National Mortgage Assoc. ......................   05/15/20    9.000          47,029
     48,989   Government National Mortgage Assoc. ......................   09/15/20    9.500          54,620
    505,542   U.S. Treasury Notes (TIPS)+ ..............................   07/15/02    3.624         514,863
 13,250,000   U.S. Treasury Notes ......................................   05/15/06    4.625      13,862,813
    784,231   U.S. Treasury Notes (TIPS) ...............................   01/15/07    3.375         811,189
    500,000   U.S. Treasury Bond .......................................   02/15/15   11.250         818,828
  6,000,000   U.S. Treasury Strip(4) ...................................   11/15/27    5.310       1,544,634
  1,425,672   U.S. Treasury Bond .......................................   04/15/28    3.625       1,529,924
                                                                                                ------------
                 Total Government Agency ...............................                          57,674,320
                                                                                                ------------
             SOVEREIGN GOVERNMENT (0.2%)
    400,000   Saskatchewan (Providence of) .............................   07/15/13    7.375         470,963
                                                                                                ------------
     Shares  WARRANTS AND PREFERRED STOCK (0.0%)
     ------
        102   Jostens, Inc. (Warrants)(2) ..............................                               1,530
        230   New World Restaurant Group, Inc. (Warrants)(2) ...........                                 115
         27   TNP Enterprises, Inc. (Preferred Stock)(2) ...............                              28,080
         24   TNP Enterprises, Inc. (Warrants)(2) ......................                                  72
                                                                                                ------------
                 Total Warrants And Preferred Stock ....................                              29,797
                                                                                                ------------

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Principal                                                               Maturity   Interest
   Amount                                                                   Date       Rate         Value
-----------                                                               ---------  --------   ------------
             REPURCHASE AGREEMENT (0.2%)
$   600,000   Greenwich Capital Markets
              (Agreement dated 10/31/2001 collateralized by
              $624,005 Treasury Notes 5.625%, due 11/30/2002;
              $600,094 to be received upon maturity)
              (identified cost $600,000) ...............................   11/01/01    2.530%   $    600,000
                                                                                                ------------


Total Investments, (identified cost ($281,568,978) (a) .................               102.6%   $290,421,533
Liabilities In Excess Of Other Assets ..................................                (2.6)     (7,375,086)
                                                                                       -----    ------------
Net Assets .............................................................               100.0%   $283,046,447
                                                                                       =====    ============

----------

(a) The aggregate cost for federal income tax purposes is $281,569,456, the aggregate gross unrealized appreciation is $9,412,592 and the aggregate gross unrealized depreciation is $560,515, resulting in net unrealized appreciation of $8,852,077.

(1) Variable rate Instrument. Interest rates change on a specific date (such as a coupon or interest payment date). The interest rate shown represents the October 31, 2001 coupon rate.

(2)   Non-income producing security.

(3)   144A security.

(4) Rate shown is the yield to maturity at the time of purchase. + Security held as collateral on futures contracts.

(TIPS) -- Treasury Inflation Protected Securities.

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
      Investments in securities, at value (identified cost $281,568,978) ....   $290,421,533
      Receivables for:
         Forward commitments ................................................     13,553,501
         Interest ...........................................................      4,123,975
         Investments sold ...................................................      1,033,681
         Capital stock sold .................................................        888,272
         Unrealized appreciation on swap agreements .........................        374,165
                                                                                ------------
                 Total Assets ...............................................    310,395,127
                                                                                ------------

LIABILITIES:
      Due to bank ...........................................................        123,220
      Payables for:
         Forward commitments ................................................     26,974,026
         Variation margin on futures contracts ..............................         93,750
         Investments purchased ..............................................         80,452
         Expense payment fee ................................................         62,342
         Administrative fees ................................................         14,890
                                                                                ------------
                 Total Liabilities ..........................................     27,348,680
                                                                                ------------

NET ASSETS ..................................................................   $283,046,447
                                                                                ============

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
    Income:
       Interest (net of foreign withholding taxes of $5,679) ...    $ 9,689,675
       Swap agreement ..........................................          7,447
       Dividends ...............................................          7,687
                                                                    -----------
               Income ..........................................      9,704,809
                                                                    -----------
    Expenses:
       Expense payment fee .....................................        564,710
       Administrative fees .....................................         56,870
                                                                    -----------
               Total Expenses ..................................        621,580
                                                                    -----------
    Net Investment Income ......................................      9,083,229
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments (unaffiliated issuers),
       futures contracts and swap agreements ...................      2,436,460
    Net realized loss on investments (affiliated issuers) ......        (14,401)
    Net change in unrealized appreciation on investments,
       futures contracts and swap agreements ...................      8,162,597
                                                                    -----------
               Net Realized and Unrealized Gain ................    10,584,656
                                                                    -----------
    Net Increase in Net Assets Resulting from Operations .......    $19,667,885
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the period from
                                                                                           July 20, 2000
                                                                          For the         (Commencement of
                                                                         year ended        Operations) to
                                                                      October 31, 2001    October 31, 2000
                                                                      ----------------   -------------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income                                          $  9,083,229         $ 1,351,712
         Net realized gain on investments, futures contracts and
           swap agreements .........................................       2,422,059             219,233
         Net change in unrealized appreciation on investments,
           futures contracts and swap agreements ...................       8,162,597             433,998
                                                                        ------------         -----------
            Net increase in net assets resulting from operations ...      19,667,885           2,004,943
                                                                        ------------         -----------

      Capital transactions:
         Proceeds from contributions ...............................     227,470,714          97,614,732
         Fair value of withdrawals .................................     (60,254,827)         (3,457,000)
                                                                        ------------         -----------
           Net increase in net assets resulting from capital
             transactions ..........................................     167,215,887          94,157,732
                                                                        ------------         -----------
             Total increase in net assets ..........................     186,883,772          96,162,675

NET ASSETS:
      Beginning of period ..........................................      96,162,675                  --
                                                                        ------------         -----------
      End of period ................................................    $283,046,447         $96,162,675
                                                                        ============         ===========

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                                          For the period from
                                                                                             July 20, 2000
                                                                          For the          (Commencement of
                                                                         year ended         Operations) to
                                                                       October 31, 2001    October 31, 2000
                                                                       ----------------   -------------------
Ratios/Supplemental Data:
  Total Return .........................................................     13.21%               2.68%
  Net assets, end of period (000's omitted) ............................  $283,046             $96,163

Expenses as a percentage of average net assets:
  Expenses as a percentage of average net assets(1) ....................      0.40%               0.40%2
  Ratio of net investment income to average net assets .................      5.87%               6.19%2
  Portfolio turnover rate ..............................................       413%                209%

----------
(1)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

      Ratio of expenses to average net assets ..........................      0.52%               0.57%2

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 20, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            D. Swap Agreement. The Portfolio may enter into swap agreements. A swap is an exchange of cash payments between the Portfolio and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Portfolio may use swaps for both hedging and non-hedging purposes. For

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
            hedging purposes, the Portfolio may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Portfolio may use swaps to take a position on anticipated changes in the underlying financial index.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.30% of the Portfolio's average daily net assets.

      Administrative Fees. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2001, the Portfolio incurred $56,870 for administrative services.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Portfolio were reduced by $43,911 as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.40% of the Portfolio's average daily net assets. For the year ended October 31, 2001, BBHTC incurred $754,413 in expenses, including investment advisory fees of $464,629 and custody fees of $131,767 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

      3. Investment Transactions. For the year ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $783,708,908 and $687,488,211, respectively.

      4. Financial Futures Contracts. As of October 31, 2001, the Portfolio held open futures contracts. The contractual amount of the futures contracts represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at October 31, 2001, is as follows:

                                                                                 Unrealized
               Expiration                                     Base Contract     Appreciation
Position          Date            Contracts       Bond            Value        (Depreciation)
--------    ------------------    ---------    -----------    -------------    -------------
  Long      December 21, 2001        110       US Treasury     $12,144,688      $   561,250
  Short     December 21, 2001        250       US Treasury      27,878,906       (1,230,266)
                                                                                -----------
                                                                                $  (669,016)
                                                                                ===========

As of October 31, 2001 the Portfolio had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

      5. Swap Agreement. At October 31, 2001, the Portfolio had the following open swap agreements:

                                                                                  Unrealized
 Notional                                                                        Appreciation
  Amount                                           Description                  (Depreciation)
---------                                          -----------                  --------------

$3,000,000   Agreement with Goldman Sachs terminating December 1, 2002
             to pay 1 month LIBOR monthly and to receive the return on the
             High Yield Index monthly ........................................     $111,987

$5,000,000   Agreement with Merrill Lynch terminating July 3, 2002 to pay 3 month LIBOR plus 100 basis points monthly and to receive the
             return on the Merrill Lynch High Yield Master Index monthly .....      130,551

$5,000,000   Agreement with Merrill Lynch terminating July 3, 2002 to pay 3 month LIBOR plus 125 basis points monthly and to receive the
             return on the Merrill Lynch High Yield Master Index monthly .....      131,627
                                                                                   --------
                                                                                   $374,165
                                                                                   ========

LIBOR - London Interbank Offer Rate

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH Broad Market Fixed Income Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH Broad Market Fixed Income Portfolio, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 20, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Portfolio as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from July 20, 2000 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 2001.

Broad Market Fixed Income Fund

      Investment grade fixed income securities generated double-digit returns in the calendar year ending October 2001. The high absolute returns were a function of falling yields, a general slowdown in economic growth, and aggressive easing of interest rates by the Federal Reserve. From January 2001, when the Federal Reserve started the easing process, through October the Federal Reserve lowered rates eight times to 2.50%. Economic growth, which had been fairly robust, suffered from a weak stock market and reduced capital spending. Capital spending had been a strong driver of economic growth during the past few years.

      The Broad Market Fund returned 13.03% during the year ending October 2001. The fund benefited from falling interest rates and a general tightening in non-Treasury spreads. The fund is primarily invested in investment grade corporate bonds with a small percentage of high-yield securities. The high yield securities, which had been having a strong year, suffered after the September 11th attacks. After the attacks market volatility and risk premiums expanded dramatically. One benefit to the fund was the under weighting of mortgage-backed securities which with falling interest rates prepaid at record speeds.

      As the new fiscal year begins, the fund looks to be in terrific position to out perform the benchmark. Spread product is at historically wide levels and will benefit from a rebound in economic growth. In a period of increasing fiscal stimulus and potentially a federal government financing deficit, US Treasury supply will be increasing which has benefited spread product in the past. High yield securities also look very attractive at yield levels over 12%. Even the mortgage-backed securities market looks prone to out perform as interest rates have retreated from their low levels.

                Broad Market Fixed Income Fund Growth of $10,000

                          ----------------------------
                                  Total Return
                          ----------------------------
                          One Year         Inception
                           Ended          to 10/31/01
                          10/31/01        (Annualized)
                          ----------------------------
                           13.03%(1)         12.29%(1)
                          ----------------------------

   [The following table was depicted as a line chart in the printed material]

                            Broad Market Fixed      Lehman Brothers Aggregate
        Date                Income Fund*            Bond Index
        ----                ------------------      -------------------------
      07/20/2000                 $10,000                    $10,000
     (inception)
       10/31/00                  $10,264                    $10,286
       02/28/01                  $10,888                    $10,916
       06/30/01                  $11,008                    $11,031
       10/31/01                  $11,601                    $11,782

*     net of fees and expenses

(1) The 59 Wall Street Broad Market Fund commenced operations on 12/22/00. Performance prior to 12/22/00 is that of the BBH Broad Market Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Fund's performance from 12/22/00 (commencement of operations) to 10/31/01 was 9.01%.

           Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                         Broad Market Fixed Income Fund

                                  ANNUAL REPORT
                                October 31, 2001